Annual Fund Operating Expenses - Federated Hermes Total Return Government Bond Fund	Apr. 30, 2021
IS
Operating Expenses:
Management Fee	0.30%
Distribution (12b-1) Fee	none
Other Expenses	0.24%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.55%
Fee Waivers and/or Expense Reimbursements	(0.22%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.33%
SS
Operating Expenses:
Management Fee	0.30%
Distribution (12b-1) Fee	0.25%
Other Expenses	0.48%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	1.04%
Fee Waivers and/or Expense Reimbursements	(0.37%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.67%
R6
Operating Expenses:
Management Fee	0.30%
Distribution (12b-1) Fee	none
Other Expenses	0.19%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.50%
Fee Waivers and/or Expense Reimbursements	(0.18%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	0.32%

[1]	The Adviser and certain of its affiliates, on their own initiative, have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (excluding Acquired Fund Fees and Expenses, interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s IS, SS and R6 classes (after the voluntary waivers and/or reimbursements) will not exceed 0.32%, 0.66% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a)May 1, 2022; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Fund’s Board of Trustees.